Employee Benefits (Details) - Separate Management Entitie [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Short-term benefits	$ 365	$ 136
Post-employment benefits	$ 285	$ 405